Consolidated Statements of Financial Position (Parenthetical)	Jun. 30, 2019 $ / shares shares	Jun. 30, 2018 $ / shares shares
Ordinary shares authorized	2,000,000,000	2,000,000,000
Ordinary shares, issued	90,472,014	80,000,000
Ordinary shares, outstanding	90,472,014	80,000,000
US$
Ordinary shares, par value | $ / shares	$ 0.001	$ 0.001